Antonio Alberti
Managing Director
Securities Operations

NYSE Group

RECD S.E.C.
OCT 17 2007
1086

NYSE Group, Inc. | 20 Broad Street
New York, New York 10005
t 212.656.5034 | f 212.656.5893
aalberti@nyse.com

07073959

October 17, 2007

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

CERTNYS 001-33748

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, DuPont Fabros Technology, Inc., Common Stock, par value $0.001 per share. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on October 16, 2007. Tentative listing date – October 19, 2007.

Sincerely,

Antonio Alberti

PROCESSED
OCT 19 2007
THOMSON
FINANCIAL

END